Cash Flow Analysis (Tables)	12 Months Ended
Dec. 31, 2018
Cash Flow Statement [Abstract]
Schedule of Operating Activities
The detail of net cash flow provided by operating activities is the following:

Millions of euros	2018	2017	2016
Cash received from operations	58,815	63,456	63,514
Cash paid from operations	(42,891)	(46,929)	(47,384)
Cash paid to suppliers	(37,044)	(40,508)	(40,831)
Cash paid to employees	(5,072)	(5,725)	(5,815)
Payments related to cancellation of commitments	(775)	(696)	(738)
Net payments of interest and other financial expenses net of dividends received	(1,636)	(1,726)	(2,143)
Net interest and other financial expenses paid	(1,664)	(1,755)	(2,187)
Dividends received	28	29	44
Taxes paid	(865)	(1,005)	(649)
Net cash flow provided by operating activities	13,423	13,796	13,338

Schedule of Investing Activities: Investments, Property, Plant and Equipment, and Intangible Assets
The detail of (Payments on investments)/proceeds from the sale in property, plant and equipment and intangible assets, net is the following:

Millions of euros	2018	2017	2016
Proceeds from the sale in property, plant and equipment and intangible assets	192	148	134
Payments on investments in property, plant and equipment and intangible assets	(8,777)	(9,140)	(9,321)
(Payments on investments)/proceeds from the sale in property, plant and equipment and intangible assets, net	(8,585)	(8,992)	(9,187)

Schedule of Investing Activities: Proceeds on Disposals of Companies and Payments on Investments in Companies
The detail of proceeds on disposals of companies, net of cash and cash equivalents disposed and payments on investments in companies, net of cash and cash equivalents acquired is the following:

Millions of euros	2018	2017	2016
Sale of Televisión Federal, S.A. (Telefé) (see Note 23)	—	—	306
Proceeds arising from hedges associated with Telefónica United Kingdom	—	—	399
Sale of Telefónica Telecomunicaciones Públicas, S.A.U.	—	28	2
Sale of Axonix Ltd and Telefónica Digital Inc.	29	—	—
Others	—	12	60
Proceeds on disposals of companies, net of cash and cash equivalents disposed	29	40	767
Acquisition of DTS	—	—	(36)
Acquisition of Coltel affiliates (Note 5)	—	(85)	—
Acquisition of Minodes GmbH	—	(9)	—
Acquisition of Co-trade GmbH	—	(20)	—
Others	(3)	(14)	(18)
Payments on investments in companies, net of cash and cash equivalents acquired	(3)	(128)	(54)

Schedule of Investing Activities: Proceeds and Payments on Financial Investments
The detail of proceeds on financial investments not included under cash equivalents and payments on financial investments not included under cash equivalents is the following:

Millions of euros	2018	2017	2016
Sale of stake in Indra	—	—	85
Sale of stake in China Unicom (Hong Kong) Limited (see Note 11)	—	72	322
Investments of Seguros de Vida y Pensiones Antares, S.A.	78	49	—
Sale of stake in Shortcut I GmbH & Co. KG	21	—	—
Collateral guarantees on derivatives	806	72	—
Others	99	103	82
Proceeds on financial investments not included under cash equivalents	1,004	296	489
Legal deposits	(54)	(75)	(104)
Investment in Mediaset Premium	—	—	(20)
Long term deposits	—	(150)	—
Collateral guarantees on derivatives	(754)	(781)	—
Others	(157)	(100)	(141)
Payments on financial investments not included under cash equivalents	(965)	(1,106)	(265)

Schedule of Financing Activities: Dividends Paid, Proceeds from Issuance of Share Capital, and Other Operations
The detail of dividends paid, proceeds from issue of share capital increase, payments and proceeds of treasury shares and other operations with shareholder and minority interest, and operations with other equity holders is the following:

Millions of euros	2018	2017	2016
Dividends paid by Telefónica, S.A. (*)	(2,048)	(1,904)	(2,395)
Payments to non-controlling interests of Telefônica Brasil, S.A.	(245)	(290)	(216)
Payments to non-controlling interests of Telefónica Deutschland Holding, A.G.	(238)	(229)	(263)
Payments to non-controlling interests of Telefónica Centroamérica Inversiones	(28)	(23)	(27)
Payments to non-controlling interests of Telxius Telecom, S.A. y Pontel Participaciones, S.L.	(231)	—	—
Others	(4)	(13)	(5)
Dividends paid (see Note 15)	(2,794)	(2,459)	(2,906)
Proceeds from share capital increase	—	2	—
Transactions with Telefónica, S.A. treasury shares (see Note 15)	—	—	(645)
Sale of 40% of Telxius Telecom, S.A. to Taurus Bidco S.à.r.l. (Note 2)	—	1,275	—
Sale of 16.65% of Pontel Participaciones, S.L. (Note 2)	379	—	—
Others	—	(6)	(15)
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	379	1,269	(660)
Issuance of undated deeply subordinated securities (Note 15)	2,250	1,000	1,000
Acquisition of undated deeply subordinated securities (Note 15)	(1,779)	—	—
Payment of undated deeply subordinated securities (Note 15)	(473)	—	—
Payment of the coupon related to the issuances of undated deeply subordinated securities issued (See Note 15)	(559)	(354)	(344)
Operations with other equity holders	(561)	646	656
(*) This amount differs from that indicated in Note 15 because of withholding taxes deducted in the payment to certain major shareholders.

Schedule of Financing Activities: Proceeds on Issuance of Debentures and Bonds and Additional Information
The detail of proceeds on issue of debentures and bonds, and other debts, proceeds on loans, borrowings and promissory notes, amortization of debentures and bonds, and other debts, repayments of loans, borrowings and promissory notes and financed operating payments and investments in property, plant and equipment and intangible assets payments is the following:

Millions of euros	2018	2017	2016
Issued under the EMTN program of Telefónica Emisiones, S.A.U. (see Appendix III) (*)	2,000	3,517	4,900
Issued of non-dilutive convertible debentures in Telefónica Participaciones, S.A.U. (Appendix III)	—	—	600
Issued under the SHELF program of Telefónica Emisiones, S.A.U. (see Appendix III) (*)	1,746	3,335	—
Issuance of Telefônica Brasil, S.A.	—	756	—
Issuance of O2 Telefónica Deutschland Finanzierungs, GmbH (Appendix III)	600	—	—
Others	(57)	782	193
Proceeds on issue of debentures and bonds, and other debts	4,289	8,390	5,693
Syndicated loan of 3,000 million euros by Telefónica, S.A.	—	—	3,070
Syndicated loan of 3,000 million euros by Telefónica, S.A.	—	—	1,280
Structured financing (see Note 16)	750	750	—
Disposal bilateral loans of Telefónica, S.A. (see Note 16)	585	—	—
Syndicated loan of 750 million euros by Telefónica Germany GmbH	—	650	—
Syndicated loan of Telxius Telecom, S.A. (see Note 16)	289	—	—
Settlement of nominal value of gross debt hedging derivatives	209	575	1,017
Others	2,140	2,869	4,965
Proceeds on loans, borrowings and promissory notes (see Appendix V)	3,973	4,844	10,332
Repayments of debentures and bonds, and other debts	(4,654)	(6,687)	(6,873)
Syndicated loan of 3,000 million euros by Telefónica, S.A.	—	—	(3,070)
Syndicated loan of 2,500 million euros by Telefónica, S.A.	—	(550)	—
Syndicated loan of 3,000 million euros by Telefónica, S.A.	—	—	(1,980)
Loans paid by GVT	—	—	(93)
Syndicated loan of 750 million euros by Telefónica Germany GmbH	—	(700)	—
Amortization bilateral loans of Telefónica, S.A. (see Note 16)	(800)	—	—
Settlement of nominal value of amortized debt hedging derivatives	(52)	(179)	(616)
Others	(3,188)	(5,282)	(2,747)
Repayments of loans, borrowings and promissory notes (see Appendix V)	(4,040)	(6,711)	(8,506)
Financed spectrum licenses payments (Note 18)	(44)	(329)	(198)
Payments to suppliers with extended payment terms (Note 16)	(428)	(717)	(1,758)
Financed operating payments and investments in property, plant and equipment and intangible assets payments	(472)	(1,046)	(1,956)
(*) Data converted at the exchange rate at the end of each of the corresponding periods. The impact of the exchange rate with respect to the date of the transaction is included in the "Others" line within the same sub-heading.